UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02884

Barrett Opportunity Fund, Inc.
 (Exact name of registrant as specified in charter)

90 Park Avenue
New York, NY 10016
 (Address of principal executive offices) (Zip code)

Peter Shriver
90 Park Avenue
New York, NY 10016
 (Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2018

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

BARRETT

OPPORTUNITY FUND, INC.

Semi-Annual Report   •   February 28, 2018

Fund Objectives
The Fund seeks to achieve above average long-term capital appreciation.  Current income is a secondary objective.  The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

What’s Inside	Letter from the Chairperson	1

	Manager Overview	1

	Fund at a Glance	4

	Fund Expenses	5

	Schedule of Investments	6

	Statement of Assets & Liabilities	8

	Statement of Operations	9

	Statements of Changes in Net Assets	10

	Financial Highlights	11

	Notes to Financial Statements	12

	Additional Information	19

	Important Tax Information	21

BARRETT

OPPORTUNITY FUND, INC.

Letter from the	Dear Shareholder,
Chairperson
We are pleased to provide the semi-annual report of the Barrett Opportunity Fund, Inc.[1] (the “Fund”) for the six-month period ended February 28th, 2018.

The management team at Barrett Asset Management, LLC has prepared the enclosed Manager’s Overview, which includes a brief market overview, as well as a performance review.  I urge you to read it as well as the accompanying financial statements. A detailed summary of the Fund’s performance and other pertinent information are also included in this report.  I am sure you will find this report informative and useful.

On behalf of the Directors and the Officers of the Fund, I thank you for your ongoing confidence in the Fund and its investment policies.

Sincerely,

David H. Kochman
Chairperson
March 13, 2018

1	The Fund was formerly known as the Salomon Brothers Opportunity Fund Inc. The Fund name, investment manager and certain investment policies were changed effective December 1, 2006.

Manager	Market Overview
Overview

The market recorded another strong performance over the six month period ending in February of this year, despite a sharp pullback at the end of January. The outlook for economic growth remains favorable for equities.  The combination of moderate inflation, forecasts of gradual increases in interest rates and newly announced lower corporate taxes paves a favorable path for equities in the near future.  The bond market was under pressure from the rising interest rate environment, as the yield on the 10 year U.S. Treasury approached 2.9%.

The new tax legislation passed by Congress has provided corporations with a large windfall in profits and liquidity.  Earnings expectations were upgraded broadly across the equity markets due to anticipated lower tax rates.  In addition, dividends and share repurchases were increased by companies who repatriated foreign deposits.

Looking forward, we expect market volatility to remain at elevated levels.  Geopolitical risks are commanding more attention around the world and consuming the international markets.  Here at home, the heated rhetoric in the press and among political parties continues to cloud an otherwise improving economic environment.

BARRETT

OPPORTUNITY FUND, INC.

Portfolio and Performance Review

For the six months ended February 28, 2018, the Fund gained +8.07% compared to a gain of +9.04% for the Lipper Large Cap Value Fund Index and +10.84% for the Standard & Poor’s 500 Index.  The Fund maintains a significant overweight position in the industrial and financial sectors.  The largest underweighted sectors are technology, healthcare and consumer staples.  The Fund’s top five positions represent roughly 56% of the portfolio’s assets.

During the reported six month period, the best performing major segments of the broader market were the financial and consumer discretionary sectors, with utilities and real estate representing the worst performing sectors.

The Fund benefited specifically from strong performance among its health care and energy investments over the same six month period. Among the individual holdings in the Fund, its largest holding, General Dynamics, appreciated +11%.  Several other companies held by the fund also beat the market by a wide margin, including AbbVie, Microsoft and Home Depot.  The worst performing holdings in the Fund were Forest City and Alexander & Baldwin.

The Fund’s portfolio saw limited changes during the six month period ending February 28, 2018. We reduced our holdings in Forest City and Royal Dutch Shell. In addition, covered calls we had previously sold on General Dynamics and Bank of New York were exercised, reducing their positions during the period.  The Fund did not initiate any new positions.

Thank you for your continued interest in the Fund.

Sincerely,

Robert Milnamow	E. Wells Beck, CFA
Portfolio Manager	Portfolio Manager

BARRETT

OPPORTUNITY FUND, INC.

Earnings growth is not representative of the Fund’s future performance.

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of August 31, 2017. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, which means that it can invest a higher percentage of its assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds. Small- and Medium- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Some securities held by the fund may be illiquid and can be difficult to value and sell.

The Lipper Large-Cap Value Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) above Lipper’s U.S. Diversified Equity large-cap floor. The S&P 500® Index is a capitalization weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.

Investors cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

The Barrett Opportunity Fund is distributed by Quasar Distributors, LLC.

BARRETT

OPPORTUNITY FUND, INC.
Fund at a Glance (Unaudited)

Top Ten Holdings - as of 2/28/2018
(As a percentage of Total Investments)

General Dynamics Corp.	17.0%
The Bank of New York Mellon Corp.	14.5%
Royal Dutch Shell PLC – Class A – ADR	9.9%
Koninklijke Philips Electronics NV –
NY Registered Shares – ADR	6.8%
Forest City Realty Trust, Inc. – Class A	6.7%
Chubb Ltd. – ADR	4.4%
3M Co.	3.6%
Monsanto Co.	3.5%
Alphabet, Inc. – Class C	3.0%
Rayonier, Inc.	2.9%

Sector Weightings - as of 2/28/2018
(As a percentage of Total Investments)

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OPPORTUNITY FUND, INC.

Fund Expenses (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2017 and held for the six months ended February 28, 2018.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses.  You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purpose

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account	Account	September 1, 2017 to
	Value	Value	February 28, 2018
Actual Barrett Opportunity Fund, Inc. Expenses	$1,000.00	$1,080.70	$5.88

Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,019.14	$5.71

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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OPPORTUNITY FUND, INC.

Schedule of Investments
February 28, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 84.75%

	Beverage and
	Tobacco Product
	Manufacturing - 1.69%
10,000	PepsiCo., Inc.	$1,097,300

	Building Material and
	Garden Equipment and
	Supplies Dealers - 1.12%
4,000	The Home Depot, Inc.	729,080

	Chemical
	Manufacturing - 5.10%
12,000	Abbott Laboratories	723,960
12,000	AbbVie, Inc.	1,389,960
5,000	Johnson & Johnson	649,400
15,000	Pfizer, Inc.	544,650
		3,307,970

	Computer and
	Electronic Product
	Manufacturing - 8.17%
5,000	Apple, Inc.	890,600
115,710	Koninklijke Philips Electronics
	NV - NY Registered
	Shares - ADR	4,403,923
		5,294,523

	Credit Intermediation and
	Related Activities - 14.47%
164,471	The Bank of New York
	Mellon Corp.	9,379,781

	Data Processing, Hosting
	and Related Services - 2.67%
15,000	Automatic Data
	Processing, Inc.	1,729,800

	Insurance Carriers and
	Related Activities - 5.69%
4,000	Berkshire Hathaway, Inc. -
	Class B (a)	828,800
20,152	Chubb Ltd.	2,859,972
		3,688,772

	Merchant Wholesalers,
	Nondurable Goods - 3.47%
18,242	Monsanto Co.	2,250,515

	Miscellaneous
	Manufacturing - 3.63%
10,000	3M Co.	2,355,100

	Motor Vehicle and
	Parts Dealers - 2.53%
21,825	Murphy USA, Inc. (a)	1,639,276

	Other Information
	Services - 2.98%
1,750	Alphabet, Inc. - Class C (a)	1,933,277

	Petroleum and Coal Products
	Manufacturing - 12.24%
60,600	Murphy Oil Corp.	1,536,210
101,100	Royal Dutch Shell PLC -
	Class A - ADR	6,396,597
		7,932,807

	Publishing Industries
	(except Internet) - 1.45%
10,000	Microsoft Corp.	937,700

	Transportation Equipment
	Manufacturing - 16.95%
49,400	General Dynamics Corp.	10,989,030

The accompanying notes are an integral part of these financial statements.

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OPPORTUNITY FUND, INC.

Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Shares		Value

	COMMON STOCKS
	(continued)

	Wood Product
	Manufacturing - 2.59%
70,000	Leucadia National Corp.	$1,679,300
	Total Common Stocks
	(Cost $10,491,621)	54,944,231

	REAL ESTATE INVESTMENT
	TRUSTS (REITS) - 10.45%

	Real Estate - 10.45%
24,854	Alexander & Baldwin, Inc.	546,540
204,775	Forest City Realty Trust, Inc. -
	Class A	4,355,564
54,985	Rayonier, Inc.	1,868,940
	Total Real Estate Investment
	Trusts (Cost $796,876)	6,771,044

	SHORT-TERM
	INVESTMENTS - 4.74%

	Money Market Funds - 4.74%
3,069,660	Fidelity Institutional Money
	Market Fund - Government
	Portfolio - Class I, 1.26% (b)	3,069,660
	Total Short-Term Investments
	(Cost $3,069,660)	3,069,660
	Total Investments
	(Cost $14,358,157) - 99.94%	64,784,935
	Other Assets in Excess
	of Liabilities - 0.06%	36,365
	Total Net Assets - 100.00%	$64,821,300

Percentages stated are a percentage of net assets.
ADR American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Statement of Assets & Liabilities
February 28, 2018 (Unaudited)

ASSETS:
Investments, at value (cost $14,358,157)	$64,784,935
Dividend and interest receivable	125,992
Other assets	16,587
Total Assets	64,927,514
LIABILITIES:
Payable to Adviser	34,936
Payable to Directors	7,512
Payable for fund shares redeemed	46
Other accrued expenses	63,720
Total Liabilities	106,214

NET ASSETS	$64,821,300

NET ASSETS CONSIST OF:
Capital stock	$9,586,423
Accumulated undistributed net investment income	102,553
Accumulated undistributed net realized gain	4,705,546
Net unrealized appreciation on:
Investments	50,426,778
Total Net Assets	$64,821,300

Shares outstanding	2,148,422
Net asset value, offering price and redemption price
per share (15,000,000 shares authorized, $0.01 par value)	$30.17

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Statement of Operations
Period Ended February 28, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income*	$886,122
Interest income	7,253
Total investment income	893,375
EXPENSES:
Investment advisory fees (see Note 2)	227,533
Administration fees	24,576
Directors’ fees and expenses	20,094
Legal fees	18,756
Transfer agent fees and expenses	16,470
Federal and state registration fees	14,479
Fund accounting fees	14,301
Audit fees	8,868
Reports to shareholders	5,249
Custody fees	2,710
Other	18,462
Net expenses	371,498
Net investment income	521,877

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	4,692,470
Written options	26,847
Total net realized gain	4,719,317
Net change in unrealized appreciation (depreciation) on:
Investments	(286,333)
Written options	79,350
Total net change in unrealized depreciation	(206,983)
Net realized and unrealized gain on investments	4,512,334
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,034,211

*	Net of $29,920 of foreign taxes withheld.

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Statements of Changes in Net Assets

	Period Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
OPERATIONS:
Net investment income	$521,877	$472,874
Net realized gain on:
Investments	4,692,470	3,022,050
Written options	26,847	24,696
Change in net unrealized appreciation (depreciation) on:
Investments	(286,333)	7,932,022
Written options	79,350	(79,240)
Net increase in net assets resulting from operations	5,034,211	11,372,402

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(752,989)	(618,891)
Net realized gains on investment	(3,048,059)	(12,790,571)
Total dividends and distributions	(3,801,048)	(13,409,462)

CAPITAL SHARE TRANSACTIONS:
Shares sold	413,565	71,085
Shares issued in reinvestment of dividends	2,098,429	8,320,365
Shares redeemed	(1,699,906)	(3,211,791)
Net increase in net assets from capital share transactions	812,088	5,179,659
TOTAL INCREASE IN NET ASSETS	2,045,251	3,142,599

NET ASSETS:
Beginning of year	62,776,049	59,633,450
End of year (including accumulated undistributed net
investment income of $102,553 and $333,665, respectively)	$64,821,300	$62,776,049

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Financial Highlights

	Period Ended
	February 28,	Year Ended August 31,
	2018	2017	2016	2015	2014	2013
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$29.62	$31.14	$31.52	$36.34	$33.53	$31.65

Income (loss) from
investment operations:
Net investment income	0.25	0.23	0.33	0.29	0.38	0.48
Net realized and unrealized
gain (loss) on investments	2.12	5.31	2.57	(1.40)	5.38	4.98
Total from
investment operations	2.37	5.54	2.90	(1.11)	5.76	5.46

Less distributions:
Net investment income	(0.36)	(0.33)	(0.28)	(0.41)	(0.30)	(0.56)
Net realized gain
on investments	(1.46)	(6.73)	(3.00)	(3.30)	(2.65)	(3.02)
Total distributions	(1.82)	(7.06)	(3.28)	(3.71)	(2.95)	(3.58)

Net asset value, end of period	$30.17	$29.62	$31.14	$31.52	$36.34	$33.53

Total return[1]	8.07%[2]	20.49%	10.45%	(3.27)%	18.06%	18.51%

Supplemental data and ratios:
Net assets, end
of period (000,000’s)	$65	$63	$60	$59	$68	$64
Ratio of net expenses
to average net assets	1.14%[3]	1.22%	1.27%	1.17%	1.16%	1.19%
Ratio of net investment income
to average net assets	1.61%[3]	0.78%	1.11%	0.84%	1.07%	1.38%
Portfolio turnover rate	0%[2]	1%	6%	2%	1%	0%

1	Performance figures may reflect compensating balance arrangements fee waivers and/or expense reimbursements. In the absence of these arrangements, total returns would have been lower.
2	Not annualized for the six months ended February 28, 2018.
3	Annualized for the six months ended February 28, 2018.

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION	Barrett Opportunity Fund, Inc. (the “Fund”), a Maryland corporation organized in 1978, is registered as a non-diversified, open-end
	AND	management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment
	SIGNIFICANT	objective is to achieve above average long-term capital appreciation. Current income is a secondary objective.
ACCOUNTING
	POLICIES	The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When prices are not readily available, or are determined not to reflect fair value, such as, when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities.  The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as

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OPPORTUNITY FUND, INC.

a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

• Level 1 –	quoted prices in active markets for identical investments as of the measurement date

• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include listed equities, including common stocks and REITs, and certain money market securities, and are classified within Level 1.  Instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of the period ended February 28, 2018.  The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

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OPPORTUNITY FUND, INC.

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Common Stocks
Administration
Support and
Waste Management	$1,729,800	$—	$—	$1,729,800
Finance & Insurance	13,068,553	—	—	13,068,553
Information	937,700	—	—	937,700
Manufacturing	32,805,422	—	—	32,805,422
Retail Trade	2,368,356	—	—	2,368,356
Wholesale Trade	4,034,400	—	—	4,034,400
Total Common Stocks	54,944,231	—	—	54,944,231
REITs	6,771,044	—	—	6,771,044
Money Market Funds	3,069,660	—	—	3,069,660
Total Assets	$64,784,935	$—	$—	$64,784,935

For further security characteristics, see the Fund’s Schedule of Investments.

There were no transfers of securities between levels during the reporting period. The Fund did not hold any Level 3 securities during the year. It is the Fund’s policy to record transfers between levels as of the end of the reporting period.

Derivative Instruments

The Fund may invest in derivative instruments. The use of derivatives included written options.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2018:

Amount of Realized Gains
Derivatives not	on Derivatives Transactions
accounted for as
hedging instruments	Options
Equity Contracts	$26,847

Change in Net Unrealized Appreciation
Derivatives not	on Derivatives Recognized in Income
accounted for as
hedging instruments	Options
Equity Contracts	$79,350

The Fund is not subject to any Master Netting Agreements; therefore, the Fund was not required to offset any assets or liabilities.

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OPPORTUNITY FUND, INC.

(b) Options
GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective.  The Fund enters into written call options to hedge against changes in the value of equities.  The Fund’s option component of the overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  The average notional amount for options during the period ended February 28, 2018 was $2,740,889.

(c) Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis.  Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.  Under applicable tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates and withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The cost of investments sold is determined by use of the specific identification method for computing the gain/loss on the transaction.  It is the Fund’s policy to recognize a loss on a worthless security once it is determined beyond a reasonable doubt that there is no possibility of future worth.  Proceeds from bankruptcy settlements will generally be recognized as a realized gain if the security is no longer held and as a return of capital if the security is still held.

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OPPORTUNITY FUND, INC.

(d) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e) REIT Distributions

The character of distributions received from REITs held by the Fund is generally comprised of net investment income, capital gains, and return of capital.  It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs.  After each calendar year end, REITs report the actual tax character of these distributions.  Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusted related investment cost basis, capital gains and income, as necessary.

(f) Federal Income Taxes

It is the Fund’s policy to comply with the federal income and excise tax requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company.  Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code.  Therefore, no federal income tax provision is provided in the Fund’s financial statements.

As of and during the year ended August 31, 2017, the Fund did not have a liability of any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to 2014.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h) Indemnification

In the normal course of business the Fund enters into contracts that contain general indemnification clauses.  The Fund’s maximum exposure under these agreements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

BARRETT

OPPORTUNITY FUND, INC.

(i) Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2018, John B. Gaguine had control of 27.99% of the outstanding shares of the Barrett Opportunity Fund.

2.	INVESTMENT	The Fund has an Investment Advisory Agreement with Barrett Asset Management, LLC (“Barrett Asset Management” or the “Adviser”).
	ADVISER	Under the Investment Advisory Agreement, the Fund pays an advisory fee, calculated daily and paid monthly, in accordance with the
	AGREEMENT	following breakpoint schedule:
AND OTHER
TRANSACTIONS	Average Daily Net Assets	Annual Rate
WITH AFFILIATES	First $1 billion	0.700%
	Next $1 billion	0.675%
	Next $3 billion	0.650%
	Next $5 billion	0.625%
	Over $10 billion	0.600%

For the period ended February 28, 2018, the advisory fee totaled $227,553.

The officers of the Fund are also officers and employees of Barrett Asset Management and do not receive compensation from the Fund.

3.	INVESTMENTS	During the period ended February 28, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	Sales
$203,946	$4,826,705

4.	CAPITAL SHARES	At February 28, 2018, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	February 28, 2018	August 31, 2017
Shares sold	13,307	2,442
Shares issued on reinvestment	70,465	314,332
Shares redeemed	(54,901)	(112,407)
Net increase (decrease)	28,871	204,367

5.	INCOME TAX	The tax character of distributions paid during the fiscal years ended August 31 were as follows:
	INFORMATION
	AND		2017	2016
	DISTRIBUTIONS	Distributions Paid From:
	TO	Ordinary income	$658,337	$510,673
	SHAREHOLDERS	Long-term capital gain	12,751,125	5,538,413
		Total Distributions Paid	$13,409,462	$6,049,086

BARRETT

OPPORTUNITY FUND, INC.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Cose Section 852(b)(3), to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2017.

As of August 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments	$12,199,510
Unrealized Appreciation	50,800,354
Unrealized Depreciation	(166,593)
Net unrealized appreciation	50,633,761
Undistributed operating income	638,167
Undistributed long-term gains	2,754,643
Distributable earnings	3,392,810
Other accumulated loss	(24,857)
Total accumulated gain	$54,001,714

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2017, the following table shows the reclassifications made:

Undistributed Net	Accumulated Net	Paid-In
Investment Income	Realized Gain	Capital
$—	$—	$—

BARRETT

OPPORTUNITY FUND, INC.

Additional Information (Unaudited)

1.  INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Fund are conducted by management under the supervision and subject to the direction of its Board of Directors.  The business address of each Director is c/o Barrett Asset Management, LLC, the Fund’s investment manager (“Barrett Asset Management”), 90 Park Avenue, 34th Floor, New York, New York, 10016.  Information pertaining to the Directors and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 1-877-363-6333.

				Number of
				Portfolios
				in Fund	Other Board
	Position(s)	Term of Office*		Complex	Memberships
Name, Address	Held with	and Length of	Principal Occupation(s)	Overseen	Held by
and Birth Year	Fund	Time Served**	During Past 5 Years	by Director	Director

INDEPENDENT DIRECTORS†:

Barry Handel, CPA	Director	Since 2005	Partner, Shalik, Morris &	1	None
Birth Year: 1951			Company, LLP
			(accounting firm)

David H. Kochman(1)	Director	Since 2011	Member, Harris Beach PLLC	1	None
Birth Year: 1959	Chairperson	Since 2017	(law firm)

Rosalind A. Kochman(2)	Director	Since 1990	Retired (since 2002); formerly,	1	None
Birth Year: 1937			Chief Executive Officer,
			Brooklyn Eye Surgery Center,
			and Administrator, Kochman,
			Lebowitz & Mogil, MDs

William Morris, Jr., CPA	Director	Since 2005	President, William	1	None
Birth Year: 1948			Morris & Associates P.C.
			(accounting firm)

(1)	Mr. Kochman is Ms. Kochman’s son.
(2)	Ms. Kochman is Mr. Kochman’s mother.

BARRETT

OPPORTUNITY FUND, INC.

Number of
Portfolios
				in Fund	Other Board
	Position(s)	Term of Office*		Complex	Memberships
Name, Address	Held with	and Length of	Principal Occupation(s)	Overseen	Held by
and Birth Year	Fund	Time Served**	During Past 5 Years	by Director	Director

OFFICERS:

Peter H. Shriver, CFA	President	Since 2006	Chief Executive Officer	N/A	N/A
Barrett Asset Management	and Chief		of Barrett Asset
90 Park Avenue	Executive		Management (since 2011);
New York, NY 10016	Officer		President of Barrett Asset
Birth Year: 1952			Management (2011-2014)

E. Wells Beck, CFA	Vice	Since 2010	Managing Director and	N/A	N/A
Barrett Asset Management	President		Director of Research, Barrett
90 Park Avenue	and		Asset Management
New York, NY 10016	Investment		(since 2011)
Birth Year: 1968	Officer

Robert J. Milnamow	Vice	Since 2014	President and Chief	N/A	N/A
Barrett Asset Management	President		Investment Officer of
90 Park Avenue	and Chief		Barrett Asset Management
New York, NY 10016	Investment		(since 2011); Executive Vice
Birth Year: 1950	Officer		President, Barrett Asset
Management (2006-2014)

Madeleine Morreale	Chief	Since 2011	Chief Compliance Officer,	N/A	N/A
Barrett Asset Management	Compliance		Barrett Asset Management
90 Park Avenue	Officer		(2011-Present)
New York, NY 10016	and
Birth Year: 1956	Anti-Money
Laundering
Officer

John G. Youngman	Chief	Since 2011	Managing Director,	N/A	N/A
Barrett Asset Management	Financial		Barrett Asset Management
90 Park Avenue	Officer		(2011-Present)
New York, NY 10016	and
Birth Year: 1968	Treasurer

†	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.
*	Each Director and officer serves until his respective successor has been duly elected and qualified or until his earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Director became a board member or the officer took such office.

BARRETT

OPPORTUNITY FUND, INC.

2. IMPORTANT TAX INFORMATION

For the fiscal year ended August 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Barrett Opportunity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2017, was as follows:

Barrett Opportunity Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) were as follows (unaudited).

Barrett Opportunity Fund	5.99%

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  To obtain information on Form N-Q from the Fund, shareholders can call the Fund at 1-877-363-6333.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-363-6333 and (2) on the SEC’s website at www.sec.gov.

BARRETT OPPORTUNITY FUND, INC.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

DIRECTORS
Barry Handel, CPA
David H. Kochman, Chairperson
Rosalind A. Kochman
William Morris, Jr., CPA

INVESTMENT MANAGER
Barrett Asset Management, LLC
90 Park Avenue
New York, NY  10016

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI  53212

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY  10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

This report is transmitted to the shareholders of Barrett Opportunity Fund, Inc. for their information.  This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

This report must be preceded or accompanied by a free prospectus.  Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Barrett Opportunity Fund, Inc.

By (Signature and Title)*/s/ Robert Milnamow
 Robert Milnamow, Chief Investment Officer

Date    April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Milnamow
  Robert Milnamow, Chief Investment Officer

Date    April 30, 2018

By (Signature and Title)* /s/ John G. Youngman
  John G. Youngman, Treasurer

Date    April 30, 2018

* Print the name and title of each signing officer under his or her signature.